Acquisition of subsidiaries	12 Months Ended
Sep. 30, 2023
Acquisition of subsidiaries
Acquisition of subsidiaries

Note 12 – Acquisition of subsidiaries

Through the acquisition of 100% shares of MZ HK, CN Energy indirectly acquired 100% of the equity interests in Yunnan Honghao. See Note 1 for details.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

For the
fiscal year ended
September 30,
2023

Cash	$602
Biological assets	29,655,127
Land use rights	6,446,124
Total assets	$36,101,853

Other payables	$(21,506)
Total liabilities	$(21,506)

Net tangible assets	$36,080,347
Goodwill	-
Total fair value of purchase price allocation	$36,080,347

Consideration in the form of shares	$18,373,771
Consideration in the form of cash	17,706,576
Total consideration	$36,080,347